Thrivent Small-Mid Cap Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Thrivent Small-Mid Cap Equity ETF | None
Prospectus [Line Items]
Annual Return [Percent]	13.85%	18.91%	17.87%